Accrued Expenses and Other Current Liabilities (Details) - Schedule of components of accrued expenses and other current liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Components Of Accrued Expenses And Other Current Liabilities Abstract
VAT payable	$ 154,780	$ 215,269
Accrued payroll and welfare	111,752	29,777
Rental fee payable	64,764
Interest payable	60,589
Accrued expenses	98,560	47,796
Others	22,209	38,060
Total	$ 512,654	$ 330,902